Variable Interest Entities (VIEs)	12 Months Ended
Dec. 31, 2011
Variable Interest Entities (VIEs) [Abstract]
Variable Interest Entities (VIEs)
Note 33 – Variable Interest Entities (VIEs)

As of December 31, 2011, the Company leased a drillship and two semi-submersible rigs from VIEs under finance leases. Each of the units had been sold by the Company to single purpose subsidiaries of Ship Finance Ltd and simultaneously leased back by the Company on bareboat charter contracts for a term of 15 years. The Company has several options to repurchase the units during the charter periods, and obligations to purchase the assets at the end of the 15 year lease period. The following table gives a summary of the sale and leaseback arrangements, as of December 31, 2011:

Unit	Effective from	Sale value (In US$ millions)	First repurchase option (In US$ millions)	Month of first repurchase option	Last repurchase option * (In US$ millions)	Month of last repurchase Option *
West Polaris	July 2008	850	548	September 2012	178	June 2023
West Taurus	Nov 2008	850	418	February 2015	149	Nov 2023
West Hercules	Oct 2008	850	580	August 2011	135	Aug 2023

* For the unit West Polaris, Ship Finance has a put option exercisable at the end of the lease terms by which the vessel may be sold to Seadrill for a fixed price of $75 million. For West Taurus and West Hercules repurchase obligations at the end of the lease terms have been agreed, at $149 million and $135 million, respectively.

The Company has determined that the Ship Finance subsidiaries, which own the units, are variable interest entities (VIEs), and that the Company is the primary beneficiary of the risks and rewards connected with the ownership of the units and the charter contracts. Accordingly, these VIEs are fully consolidated in the Company's consolidated accounts. The Company did not record any gains from the sale of the units, as they continued to be reported as assets at their original cost in the Company's balance sheet at the time of each transaction. The equity attributable to Ship Finance in the VIEs is included in non-controlling interests in the Company's consolidated accounts. At December 31, 2011 the units are reported under drilling units in the Company's balance sheet.

The bareboat charter rates are set on the basis of a Base LIBOR Interest Rate for each bareboat charter contract, and thereafter are adjusted for differences between the LIBOR fixing each month and the Base LIBOR Interest Rate for each contract. A summary of the bareboat charter rates per day for each unit is given below. The amounts shown are based on the Base LIBOR Interest Rate, and reflect average rates for the year.

		2012	2013	2014	2015	2016
	Base LIBOR Interest Rate	(In US$ thousands)	(In US$ thousands)	(In US$ thousands)	(In US$ thousands)	(In US$ thousands)
West Polaris	2.85%	323.5*	223.3	176.5	175.4	170.0
West Taurus	4.25%	311.9*	316.2*	320.7	165.0	158.8
West Hercules	4.25%	250.0	250.0	238.5	180.0	172.5

* For a period the interest rates for West Polaris and West Taurus have been fixed at 3.89% and 2.17%, respectively, and the bareboat charter rate for these two units is fixed regardless of movements in LIBOR interest rates. These fixed charter rates are reflected in the above table.

The assets and liabilities in the statutory accounts of the VIEs are as follows:

(In US$ millions)	SFL West Polaris Limited	SFL Deepwater Ltd.
Name of unit	West Polaris	West Taurus/ West Hercules

Investment in finance lease	611	1,240
Other assets	12	23
Total assets	623	1,263
Long term debt	398	822
Other liabilities	174	326
Total liabilities	572	1,148
Equity	51	115
Book value of units in the Company's consolidated accounts	614	1,021